Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2019
Non Controlling Interests [Abstract]
Summary of Effect of Changes in Ownership Interest

The effect of changes in the ownership interest of the Group on the equity attributable to owners of the company during the year and prior year is summarized as follows (in thousands):

		Farfetch
		International
	Curiosity China	Limited (IOM)	New Guards	Total
Balance at January 1, 2019	$-	$-	$-	$-
Non-controlling interest arising from a business combination	209	-	158,408	158,617
Profit for the year attributable to non-controlling interests	200	1,225	10,184	11,609
Dividends paid	-	-	-	-
Balance at December 31, 2019	409	1,225	168,592	170,226
% of non-controlling interest	22%	20%	0%-49%